Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Going Concern [Line Items]
GOING CONCERN

12.    GOING CONCERN

As of September 30, 2021, the Company had cash of $16.9 million and an accumulated deficit of $98.8 million. During the period ended September 30, 2021, the Company used net cash in operating activities of $21.2 million. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.

The Company’s primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. The ability of the Company to continue as a going concern is dependent upon its ability to generate sufficient revenue and its ability to raise additional funds by way of its debt and equity financing efforts.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management’s further implementation of the Company’s on-going and strategic plans, which include continuing to raise funds through equity and/or debt raises. Should the Company be unable to raise adequate funds, certain aspects of the on-going and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.

15.    GOING CONCERN

As of December 31, 2020, the Company had cash of $4.4 million and an accumulated deficit of $75.5 million. During the year ended December 31, 2020, the Company used net cash in operating activities of $16.9 million. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.

The Company’s primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. The ability of the Company to continue as a going concern is dependent upon its ability to generate sufficient revenue and its ability to raise additional funds by way of its debt and equity financing efforts.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management’s further implementation of the Company’s on-going and strategic plans, which include continuing to raise funds through equity and/or debt raises. Should the Company be unable to raise adequate funds, certain aspects of the on-going and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.